Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Current
Cash	$ 22,664,599	$ 18,635,636
Receivables	10,593	114,935
Prepaid expenses	720,334	429,331
Total current assets	23,395,526	19,179,902
Exploration and evaluation assets (Notes 3 and 10)	263,224,666	244,065,107
Reclamation bonds (Note 4)	3,484,948	3,499,646
Property and equipment	70,275	174,936
Right-of-use assets (Note 5)	401,027	526,959
Total assets	290,576,442	267,446,550
Current
Accounts payable and accrued liabilities (Note 6)	2,091,365	4,124,229
Current portion of lease liabilities (Note 5)	151,511	186,023
Total Current liabilities	2,242,876	4,310,252
Lease liabilities (Note 5)	262,107	378,252
Deferred revenue (Note 7)	2,830,581	2,582,119
Provision for site reclamation (Note 8)	2,018,849	1,985,521
Total Liabilities	7,354,413	9,256,144
Shareholders' equity
Share capital (Note 9)	364,107,640	330,813,214
Reserves (Note 9)	9,851,462	9,973,552
Deficit	(90,737,073)	(82,596,360)
Total shareholders' equity	283,222,029	258,190,406
Total liabilities and shareholders' equity	$ 290,576,442	$ 267,446,550